Combined Statements of Changes in Equity - CNY (¥) ¥ in Thousands		Total	Combined capital		Additional paid- in capital	Accumulated losses
Beginning balance at Dec. 31, 2019		¥ 23,246	¥ 0	[1]	¥ 79,286	¥ (56,040)
Comprehensive loss
Loss for the year		(82,182)				(82,182)
Total comprehensive loss		(82,182)				(82,182)
Transactions with equity holders:
Issuance of ordinary shares	[1]	0	0
Contribution from a shareholder		68,700			68,700
Ending balance at Dec. 31, 2020		9,764	0	[1]	147,986	(138,222)
Comprehensive loss
Loss for the year		(252,310)				(252,310)
Total comprehensive loss		(252,310)				(252,310)
Transactions with equity holders:
Contribution from a shareholder		267,615			267,615
Ending balance at Dec. 31, 2021		¥ 25,069	¥ 0	[1]	¥ 415,601	¥ (390,532)

[1]	Representing amount less than RMB1,000.